Other comprehensive income (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Change in unrealized fair value of derivatives
Accumulated balance at beginning	$ (11)	$ (51)	$ (1)
Amount arising	48	41	(51)
Net	43	40	(50)
Income taxes	(5)	(1)	1
Accumulated balance at ending	32	(11)	(51)
Cumulative foreign currency translation adjustment
Accumulated balance at beginning	48	143	19
Amount arising	(89)	(95)	124
Net	(89)	(95)	124
Income taxes	0	0	0
Accumulated balance at ending	(41)	48	143
Employee defined benefit plan re- measurements
Accumulated balance at beginning	(3)	(3)	(3)
Amount arising	3	0	0
Income taxes	0	0	0
Net	3	0	0
Accumulated balance at ending	0	(3)	(3)
Accumulated balance at beginning, accumulated other comprehensive income	34	89	15
Amount arising, accumulated other comprehensive income	(38)	(54)	73
Income taxes, accumulated other comprehensive income	(5)	(1)	1
Total	(43)	(55)	74
Accumulated balance at ending, accumulated other comprehensive income	$ (9)	$ 34	$ 89